Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of major related parties and their relationships

Company Name	Relationship with the Group
Tencent Holdings Limited and its subsidiaries (“Tencent Group”)	Parent company of one of our ordinary shareholders
Shayu	An investee of the Group
Equity method investees- talent agencies	Talent agencies invested by the Group classified as EMI

Schedule of significant related party transactions

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Advertisement revenue derived from
Tencent Group	56,057,315	24,052,614	41,945,013
Other revenue derived from
Tencent Group	4,249,801	24,424,731	17,823,286
Equity method investees- talent agencies	2,542,300	457,798	361,519
Total	6,792,101	24,882,529	18,184,805
Bandwidth fees paid to
Tencent Group	138,960,405	110,988,031	41,218,368
Revenue sharing fees and content cost paid to
Tencent Group	—	26,299	28,406
Equity method investees- talent agencies	105,489,026	12,492,874	7,709,839
Total	105,489,026	12,519,173	7,738,245
Payment handling fees paid to
Tencent Group	22,256,354	17,629,404	16,104,119
Virtual gifts purchased from
Tencent Group	116,032,260	182,216,981	262,346,948
Content rights purchased from
Tencent Group	280,708,045	161,933,140	97,128,585
Other fees paid to
Tencent Group	3,878,843	687,250	1,475,587

Schedule of amounts due from/to related parties

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Amounts due from related parties
Tencent Group	63,862,287	68,856,098	86,880,699
Shayu	4,989,300	5,176,400	4,577,910
Equity method investees- talent agencies	142,193	142,194	142,193
Total	68,993,780	74,174,692	91,600,802
Amounts due to related parties
Tencent Group	234,483,995	212,539,704	103,710,615
Equity method investees- talent agencies	16,908,031	10,049,146	8,595,919
Total	251,392,026	222,588,850	112,306,534